Filed Pursuant to Rule 497(a)
File No. 333-166636
BDCA Business of America BDCA Participating in Development Business Development BDCA Business THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. AN OFFERING IS MADE ONLY BY PROSPECTUS. THIS LITERATURE MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. AS SUCH, A COPY OF THE CURRENT PROSPECTUS MUST BE MADE AVAILABLE TO YOU IN CONNECTION WITH THIS OFFERING. YOU SHOULD READ THE CURRENT PROSPECTUS IN ORDER TO UNDERSTAND FULLY ALL OF THE IMPLICATIONS AND RISKS OF THE OFFERING OF SECURITIES TO WHICH IT RELATES. AN INVESTMENT IN BUSINESS DEVELOPMENT CORPORATION OF AMERICA SHOULD BE MADE ONLY AFTER A CAREFUL REVIEW OF THE PROSPECTUS. All information contained in this material is quali_ed in its entirety by the terms of the current prospectus. The achievement of any goals is not guaranteed. For more complete information about investing in Business Development Corporation of America including risks, charges and expenses, refer to our prospectus. SOME OF THESE RISK FACTORS associated with an investment in BDCA include, without limitation: (1) We intend to invest primarily in senior secured term loans, second lien loans and mezzanine debt and selected equity investments issued by private companies. For our senior secured and second lien loans, the collateral securing these investments may decrease in value or lose its entire value over time or may _uctuate based on the performance of the portfolio company which may lead to a loss in principal. Mezzanine debt investments are typically unsecured, and investing in mezzanine debt may involve a heightened level of risk, including a loss of principal or the loss of the entire investment; (2) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash _ows su_cient to pay distributions, we may pay distributions from the net proceeds of our o_ering, from our borrowings in anticipation of future cash _ows, or from other sources FOR ADDITIONAL RISK FACTORS, PLEASE SEE THE BACK PAGE OF THIS BROCHURE.

A non-traded income and growth fund that invests in the debt and equity of private companies throughout the United States. Potential Investor Bene_ts Attractive Yield Capital Appreciation Reduced Interest Rate and Credit Risk Low Correlation to Other Asset Classes Management Main Street Capital Corporation (NYSE: MAIN) Middle Market Focus (Companies with revenues from Deep Investment Experience Structure Public Non-Traded Business Development Company (“BDC”) Investment Objectives Pay Monthly Distributions Generate Capital Appreciation Create Liquidity Event 5-7 Years From Completion of Offering Investment strategy What Is a BDC? BDCA Business Development Company A BDC is an investment program designed by Congress in 1980 to facilitate the _ow of capital to private companies and smaller public companies. It is regulated by the Invest-Originate New Purchase Existing ment Company Act of 1940, and under the tax rules, a BDC, Loans Secured Loans like mutual funds and real estate investment trusts, pay out at least 90% of its taxable income in the form of distributions to shareholders. BDC’s can either be listed as a traded fund or, as in the case of BDCA, take the form of a INCOME & GROWTH INCOME non-listed and non-traded fund.

Business Development Corporation of America (“BDCA”) will provide funding primarily to established middle market private U.S. companies in an e_ort to spur the growth and pro_tability of these enterprises. It will furnish these businesses with direct customized _nancing and make investments in the existing debt and equity of these companies. Through loan origination and the purchase of predominately secured, _oating rate debt, BDCA seeks to o_er investors a low volatility, consistent income stream and the potential for enhanced total return (Exhibit A). market Drivers Exhibit A Create Upside Potential Capital Structure Diagram The current environment creates opportu- Higher Senior Secured Debt nities for BDCA to make attractively priced investments that seek to provide strong Target of Second Lien Secured Debt Investment earnings as well as the potential for asset appreciation. Mezzanine Debt & Equity Warrants } Fewer Lenders: Credit dislocation has inhibited banks from lending to middle Cash Flows of the Company Priority of Claim on Assets and Preferred Equity market companies.(1) Lower Common Equity } Large Borrower Pool: Middle market companies, a vast universe of 200,000 businesses, have the ability to expand with Exhibit B the appropriate capital.(2) Loan Pricing Attractive pricing in the loan market 120 } Discounted Loans for Sale: Reduced loan values in the secondary market have 10 120 created opportunities to purchase loans at 100 80 signi_cant discounts (Exhibit B). 60 80 } Low Interest Rates: With interest rates at all time lows, _oating rate debt may Actual Price of Index 60 40 bene_t if rates rise (Exhibit C). 20 40 - 9 - 98 - 99 - 0 0 - 01 - 02 - 0 - 0 - 06 - 07 - 08 - 09 - 10 (1) Fewer lenders in the marketplace is not an indication 7 4 5 Jan 20 Mar May Jul Sep Nov Jan Mar May Jul Sep Nov Jun that BDCA will not compete with other BDC’s and private - 9 - 98 - 99 - 0 0 - 01 - 02 - 0 - 0 - 06 - 07 - 08 - 09 - 10 Source: 7 S&P/LSTA Leveraged Loan Index4 5 equity funds. Jan Mar May Jul Sep Nov Jan Mar May Jul Sep Nov Jun (2) U.S. Census Bureau. 2007 (next report released in 2012). Exhibit C Interest Rates At All-Time Lows Competitive advantage If rates were to rise, BDCA’s investment in floating rate debt should help mitigate interest rate risk.(1) Dual Investment Approach (Through the Term of ):the Offering 20 18 Bank Prime Loan Rate 16 } Purchase Existing Corporate Debt = 14 Current Income 12 3-Month U.S. LIBOR 10 } Origination New Debt = Better Deal 8 Terms and Potential Equity Participation Interest Rate 6 4 Flexibility: 2 Federal Funds Rate 0 } Invest in Entire Capital Structure = 8 6 194 8 195 4 196 0 196 6 197 2 197 198 4 199 0 199 200 2 201 0 Ability to Take Advantage of Changing Source: S&P, 2010 Market Conditions (1) There is no guarantee that BDCA’s investment in floating rate debt or other asset types will eliminate interest rate risk. Additionally, BDCA could be exposed to interest rate risk as a change in rates could negatively impact its cost of capital and net investment income.

Business Development Corporation of America

Participating in Corporate America's Growth


MAIN ST
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Chairman and CEO Vince Foster, of Main Street Capital Corporation rings The Opening Bell℠ (NYSE: December 9, 2010).

Seasoned Management

Main Street Capital Corporation (NYSE: MAIN), BDCA's sub-advisor, is a publicly-traded Business Development Company. Its senior management team averages 25 years of investment experience consulting for, and investing in the corporate finance industry. This has afforded the team with substantial expertise investing in corporate debt with a specialization in loan origination. BDCA's investment strategy will be similar to the strategy in which Main Street Capital Corporation manages their publicly-traded BDC.

Other professional highlights include long-standing industry relationships and an impressive investment track record. Senior management has spent the last 15 years working side-by-side and bring with them the knowledge, resources and talent to select institutional-quality investments for BDCA.

Investment Features

- Offering Size: $1.5 Billion
- Initial Price Per Share: $10.00 per share [1]
- Minimum Initial Investment: $1,000
- Distribution Schedule: Monthly [2]
- Suitability Standards: Gross annual income of $70,000 and net worth of $70,000 or a net worth of at least $250,000. *(Suitability requirements may differ in certain states, including: AL, AZ, CA, ID, IA, KS, KY, ME, MI, NE, NJ, ND, OH, OK, OR and TN — For additional information, please consult the current prospectus.)*
- Distribution Reinvestment Plan: $9.50 per share
- Share Repurchase Plan: Can participate after one-year holding period at 90% of public offering price. Shares repurchased: (1) will be limited to the number of shares we can repurchase with proceeds from the distribution reinvestment plan in that quarter, and (2) will not exceed 5% of the weighted average shares outstanding in the prior year.

(1) If NAV increases above $10.00 per share, we will increase public offering price.

(2) Distributions are subject to approval by the Board of Directors. They are not guaranteed and subject to change at any time. Until we generate operating cash flows sufficient to pay distributions, we may pay distributions from the net proceeds of our offering, from our borrowings in anticipation of future cash flows, or from other sources.

Realty Capital Securities, LLC *(Member FINRA/SIPC)*, is the dealer manager for Business Development Corporation of America, an affiliate. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of the Company before investing. The prospectus contains this and other information about the Company. The offering may be made only by means of a prospectus, copies of which may be obtained from Realty Capital Securities, LLC, Three Copley Place, Suite 3300, Boston, MA 02116, 877-373-2522.

RISK FACTORS *(Continued)*: (3) We may not be able to pay distributions or distributions may not grow; (4) This is an IPO for a non-traded security, and no public market exists for these shares so you will have limited ability to sell; (5) No investments have been identified for the underlying portfolio, and you will be unable to evaluate the investments prior to purchase; (6) We are a new company and have no operating history; (7) Economic conditions could affect our ability to borrow and limit our ability to meet our investment objectives; (8) There could be conflicts of interest between our advisor, its affiliates, and the sub-advisors relating to compensation, investment opportunities, and management resources; (9) We may borrow funds to make investments, exposing us to the risks of leverage. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested. Any assets acquired with leverage will be subject to management fees payable to our Advisers; (10) A significant portion of our portfolio will be recorded at fair value by our Board of Directors, and as a result there will be uncertainty as to the value of the portfolio; (11) The Board of Directors has the right to change operating policies and strategies; (12) Economic recessions or downturns such as the one we are currently experiencing could impair our portfolio companies and harm our operating results; and (13) An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies.